Stradley Ronon Stevens & Young, LLP 191 N. Wacker Drive, Suite 1601 Chicago, IL 60606 Telephone 312-964-3500 Fax 312-964-3501 www.stradley.com

June 8, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Nuveen Emerging Markets Debt 2022 Target Term Fund

Ladies and Gentlemen:

On behalf of the Nuveen Emerging Markets Debt 2022 Target Term Fund (the “Fund”), we are transmitting for electronic filing the Fund’s Registration Statement on Form N-2 under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, and each exhibit being filed therein.

Please note that before the Fund’s Registration Statement becomes effective under the Securities Act, the Fund will file an amendment containing all exhibits.

If we may cooperate with you in any way in the processing of this filing, please telephone the undersigned at (312) 964-3502 or Vincent Lewis at (312) 964-3508 with any question or comments concerning these materials.

Very truly yours,
/s/ David P. Glatz
David P. Glatz

Copies to:
E. Fess (w/encl.)
G. Zimmerman (w/encl.)